INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Intangible Assets by Major Asset Class

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2012
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Completed technology	$2,603	$2,603	$—
Capitalized software development cost	3,480	1,414	2,066
Customer relationships	6,274	4,880	1,394
Other	137	133	4

	12,494	9,030	3,464
With indefinite-life intangible assets
Trade name and trademark	12,211	—	12,211

	$24,705	$9,030	$15,675

	December 31, 2013
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Completed technology	$2,536	$2,536	$—
Capitalized software development cost	3,130	2,471	659
Customer relationships	6,112	5,433	679
Other	141	18	123

	11,919	10,458	1,461
With indefinite-life intangible assets
Trade name and trademark	—	—	—

	$11,919	$10,458	$1,461

Estimated Amortization Expense of Intangibles

As of December 31, 2013, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2014	$1,104
2015	202
2016	147
2017	8

$1,461